CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income	$ 19,843,331	¥ 128,854,649	¥ 79,210,649	¥ 79,528,309
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on sale of available-for-sale securities (note 4)		0	1,965,765	0
Interest income on held-to-maturity debt securities	(1,415,448)	(9,191,349)
Impairment loss of property, plant and equipment	1,081,186	7,020,788	0	0
Loss/(gain) on disposal of property, plant and equipment	37,356	242,575	(552,865)
Deferred income taxes	(270,296)	(1,755,197)
Depreciation	18,436,190	119,717,245	118,209,623	102,873,823
Amortization expense	1,025,444	6,658,821	6,658,690	5,397,193
Amortized issuance cost of bonds	790,764	5,134,902	5,134,902	4,442,288
Changes in operating assets and liabilities:
Trade accounts receivable	2,457,914	15,960,712	(173,017,513)	(55,683,569)
Inventories	8,918,556	57,913,533	(143,548,505)	(214,925,240)
Prepaid expenses and other current assets	(42,535,230)	(276,206,763)	208,044,828	(224,272,782)
Trade accounts payable	806,402	5,236,453	(12,216,553)	16,667,100
Accrued expenses and other payables	(1,341,703)	(8,712,481)	(16,160,797)	32,630,587
Income tax payable	3,075,307	19,969,814	(2,913,743)	2,457,487
Net cash provided by/(used in) operating activities	10,909,773	70,843,702	70,814,481	(250,884,804)
Cash flows from investing activities:
Restricted bank deposits	9,604,842	62,370,000	(20,329,333)	32,959,333
Purchases of property, plant and equipment	(3,457,830)	(22,453,760)	(74,569,901)	(194,168,883)
Purchases of available-for-sale securities				(17,778,718)
Purchases of held-to-maturity debt securities	(15,202,778)	(98,720,762)
Proceeds from disposal of property, plant and equipment	771,915	5,012,504	634,000
Proceeds from sale of available-for-sale securities		0	15,812,953	0
Refund from excess payments of land use rights				5,565,821
Net cash used in investing activities	(8,283,851)	(53,792,018)	(78,452,281)	(173,422,447)
Cash flows from financing activities:
Proceeds from borrowings	122,151,041	793,200,000	1,168,000,000	911,200,000
Repayments of borrowings	(148,607,860)	(965,000,000)	(851,200,000)	(1,061,200,000)
Settlement of bonds	(27,719,601)	(180,000,000)
Proceeds from the issuance of bonds, net of issuance costs paid				484,860,000
Net cash provided by/(used in) financing activities	(54,176,420)	(351,800,000)	316,800,000	334,860,000
Effect of foreign currency exchange translation	(7,892)	(51,245)	(2,831)	25,405
Net increase/ (decrease) in cash	(51,558,390)	(334,799,561)	309,159,369	(89,421,846)
Cash-beginning of year	127,884,404	830,430,168	521,270,799	610,692,645
Cash-end of year	76,326,014	495,630,607	830,430,168	521,270,799
Supplemental disclosure of cash flow information:
Cash paid for income taxes	3,809,433	24,736,935	29,317,293	24,692,546
Cash paid for interest net of capitalized interest cost	10,114,102	65,676,931	102,886,599	51,336,899
Non-cash investing activities:
Accrued fixed asset purchases	$ 326,739	¥ 2,121,712	¥ 4,746,821	¥ 11,195,275